UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Developed Real Estate Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
1/31/2025
Date of reporting period:
1/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Annual Shareholder Report — January 31, 2025

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Institutional Shares returned 7.95%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through January 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	7.95%	(0.15)%	3.04%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Annual Shareholder Report — January 31, 2025
BIRDX-01/25-AR

iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Annual Shareholder Report — January 31, 2025

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.49%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Investor A Shares returned 7.61%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through January 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	7.61%	(0.44)%	2.76%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%
Average annual total returns reflect reductions for service fees.
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Annual Shareholder Report — January 31, 2025
BARDX-01/25-AR

iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Annual Shareholder Report — January 31, 2025

This annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.14%
How did the Fund perform last year ?
  For the reporting period ended January 31, 2025, the Fund’s Class K Shares returned 8.01%.
  For the same period, the FTSE All World Index returned 20.39% and the FTSE EPRA Nareit Developed Index returned 6.99%.
In 2024, Japan’s equity markets saw strong performance, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised rates for the first time since 2007 in April and July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States.The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Federal Reserve cut rates by 50 basis points across November and December, aiming to reduce inflation to 2%. The FOMC revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through January 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	8.01%	(0.10)%	3.10%
FTSE All World Index	20.39	10.96	9.88
FTSE EPRA Nareit Developed Index	6.99	(0.82)	2.51
Key Fund statistics
Net Assets	$237,990,430
Number of Portfolio Holdings	361
Net Investment Advisory Fees	$2,721,646
Portfolio Turnover Rate	20%
The Fund has added the FTSE All World Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of January 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.7%
Japan	8.8%
Australia	6.1%
United Kingdom	3.5%
Singapore	2.7%
Hong Kong	2.3%
Germany	2.0%
Canada	1.9%
Sweden	1.8%
France	1.5%
Other#	3.5%
Liabilities in Excess of Other Assets	(0.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Prologis, Inc.	6.2%
Equinix, Inc.	4.9%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.2%
Digital Realty Trust, Inc.	3.0%
Realty Income Corp.	2.7%
Public Storage	2.7%
Goodman Group	2.3%
Extra Space Storage, Inc.	1.8%
AvalonBay Communities, Inc.	1.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Annual Shareholder Report — January 31, 2025
BKRDX-01/25-AR

iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Annual Shareholder Report — January 31, 2025

This annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of October 8, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0(a)	0.00%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,851,388,948
Number of Portfolio Holdings	145
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.2%
Retail REITs	14.7%
Residential REITs	14.0%
Health Care REITs	13.3%
Industrial REITs	11.9%
Office REITs	3.6%
Hotel & Resort REITs	2.5%
Diversified REITs	2.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	8.1%
Equinix, Inc.	6.5%
American Tower Corp.	6.3%
Welltower, Inc.	6.2%
Simon Property Group, Inc.	4.1%
Digital Realty Trust, Inc.	4.0%
Realty Income Corp.	3.5%
Public Storage	3.5%
Crown Castle, Inc.	2.8%
Extra Space Storage, Inc.	2.4%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Annual Shareholder Report — January 31, 2025
BREBX-01/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

iShares Developed Real Estate Index Fund	$27,030	$27,030	$0	$0	$16,848	$16,848	$407	$407

iShares FTSE NAREIT All Equity REIT Index Fund	$23,900	$0	$0	$0	$15,808	$7,900	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

iShares Developed Real Estate Index Fund	$17,255	$17,255

iShares FTSE NAREIT All Equity REIT Index Fund	$15,808	$7,900

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares Developed Real Estate Index Fund
Derivative Financial Instruments

Schedule of Investments
January 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.2%
Abrdn Property Income Trust Ltd.	136,627	$ 11,519
Activia Properties, Inc.	93	202,359
AEW U.K. REIT PLC	28,750	36,360
Alexander & Baldwin, Inc.	9,850	175,823
American Assets Trust, Inc.	6,198	150,487
Argosy Property Ltd.	114,810	65,742
Armada Hoffler Properties, Inc.	10,273	100,470
British Land Co. PLC	134,406	625,137
Broadstone Net Lease, Inc.	25,123	395,436
Charter Hall Group	62,574	601,650
Charter Hall Long Wale REIT	85,820	205,517
Covivio SA/France	7,292	387,520
Custodian Property Income REIT PLC	60,747	57,050
Daiwa House REIT Investment Corp.	302	475,181
Empire State Realty Trust, Inc., Class A	17,633	168,571
Essential Properties Realty Trust, Inc.	23,179	744,046
Global Net Lease, Inc.	26,100	187,659
GPT Group	258,195	732,976
Growthpoint Properties Australia Ltd.	38,160	56,810
H&R Real Estate Investment Trust	34,439	221,560
Hankyu Hanshin REIT, Inc.	83	68,493
Heiwa Real Estate REIT, Inc.	146	120,546
Hulic REIT, Inc.	176	160,740
ICADE	4,122	96,921
KDX Realty Investment Corp.	541	540,182
Land Securities Group PLC	100,059	721,616
LondonMetric Property PLC	265,633	611,098
Mapletree Pan Asia Commercial Trust	300,847	266,450
Merlin Properties Socimi SA	58,684	676,291
Mirai Corp.(a)	249	66,542
Mirvac Group	522,985	632,666
Mori Trust Sogo REIT, Inc.	332	135,411
Nippon REIT Investment Corp.	316	165,800
Nomura Real Estate Master Fund, Inc.	599	576,899
NTT UD REIT Investment Corp.	186	158,358
OUE Real Estate Investment Trust	331,100	71,568
Picton Property Income Ltd.	83,182	67,246
Schroder Real Estate Investment Trust Ltd.	71,562	40,885
Sekisui House REIT, Inc.	547	279,633
Star Asia Investment Corp.	345	114,918
Stockland	318,903	1,010,286
Stoneweg European Real Estate Investment Trust	40,700	65,851
Stride Property Group(b)	78,670	57,006
Sunlight Real Estate Investment Trust	126,000	30,106
Suntec Real Estate Investment Trust(a)	290,900	254,025
Takara Leben Real Estate Investment Corp.	123	70,207
Tokyu REIT, Inc.	120	125,584
United Urban Investment Corp.	389	376,738
WP Carey, Inc.	28,982	1,620,384
		14,784,323
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	35,582	392,948
Health Care REITs — 10.7%
Aedifica SA	6,382	384,493
Alexandria Real Estate Equities, Inc.	23,183	2,256,865
American Healthcare REIT, Inc.	19,994	565,630
Assura PLC	423,416	197,580
Care Reit PLC	44,464	46,876
CareTrust REIT, Inc.	24,788	656,882
Security	Shares	Value
Health Care REITs (continued)
Cofinimmo SA	5,097	$ 287,362
Health Care & Medical Investment Corp.	45	30,727
Healthcare Realty Trust, Inc.	47,249	791,421
HealthCo REIT	59,384	36,970
Healthpeak Properties, Inc.	93,220	1,925,925
Life Science REIT PLC	35,972	15,165
LTC Properties, Inc.	6,116	210,390
Medical Properties Trust, Inc.(a)	79,802	374,271
National Health Investors, Inc.	5,566	379,100
NorthWest Healthcare Properties Real Estate Investment Trust	28,188	87,666
Omega Healthcare Investors, Inc.	36,167	1,340,349
Parkway Life Real Estate Investment Trust	52,200	148,332
Primary Health Properties PLC	174,380	203,673
Sabra Health Care REIT, Inc.	31,096	519,614
Sila Realty Trust, Inc.	7,854	195,251
Target Healthcare REIT PLC	87,353	93,904
Ventas, Inc.	55,996	3,383,278
Welltower, Inc.	82,477	11,256,461
		25,388,185
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	30,594	472,371
CapitaLand Ascott Trust(b)	334,733	220,042
CDL Hospitality Trusts(b)	118,054	74,972
DiamondRock Hospitality Co.	27,651	242,776
Far East Hospitality Trust(b)	152,100	67,712
Hoshino Resorts REIT, Inc.	74	98,722
Host Hotels & Resorts, Inc.	93,202	1,557,405
Hotel Property Investments Ltd.(a)	13,261	30,803
Invincible Investment Corp.	1,008	439,541
Japan Hotel REIT Investment Corp.	672	311,186
Park Hotels & Resorts, Inc.	27,009	364,351
Pebblebrook Hotel Trust	15,158	199,025
RLJ Lodging Trust	20,418	199,076
Ryman Hospitality Properties, Inc.	7,784	816,075
Summit Hotel Properties, Inc.	13,162	88,317
Sunstone Hotel Investors, Inc.	27,004	305,955
Xenia Hotels & Resorts, Inc.	13,856	207,286
		5,695,615
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	3,078	49,672
Industrial REITs — 15.0%
AIMS APAC REIT(a)	101,532	96,290
Americold Realty Trust, Inc.	37,991	830,103
ARGAN SA	1,615	106,628
CapitaLand Ascendas REIT	477,959	906,137
Centuria Industrial REIT	70,880	128,454
CRE Logistics REIT, Inc.	92	89,174
Dexus Industria REIT	31,504	53,141
Dream Industrial Real Estate Investment Trust	37,180	298,801
EastGroup Properties, Inc.	6,546	1,110,333
ESR-REIT	931,935	178,295
First Industrial Realty Trust, Inc.	17,637	941,639
Frasers Logistics & Commercial Trust	389,600	252,723
GLP J-REIT	610	499,492
Goodman Group	249,710	5,568,572
Goodman Property Trust	137,299	161,498
Granite Real Estate Investment Trust	8,413	406,309
Industrial & Infrastructure Fund Investment Corp.	307	229,272
Innovative Industrial Properties, Inc.	3,803	272,599
Japan Logistics Fund, Inc.	351	203,260

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
LaSalle Logiport REIT	247	$ 228,257
Lineage, Inc.(a)	8,346	500,760
LXP Industrial Trust	38,906	323,698
Mapletree Industrial Trust	263,510	406,247
Mapletree Logistics Trust	442,609	395,515
Mitsubishi Estate Logistics REIT Investment Corp.	69	158,160
Mitsui Fudosan Logistics Park, Inc.	424	278,875
Montea NV	2,658	183,716
Nippon Prologis REIT, Inc.	324	494,114
Prologis, Inc.	123,675	14,748,244
Rexford Industrial Realty, Inc.	29,616	1,204,187
Segro PLC	181,463	1,604,418
SOSiLA Logistics REIT, Inc.	104	74,088
STAG Industrial, Inc.	24,194	826,951
Terreno Realty Corp.	12,692	830,311
Tritax Big Box REIT PLC	329,514	596,912
Urban Logistics REIT PLC	63,090	85,735
Warehouse REIT PLC	51,472	51,076
Warehouses De Pauw CVA	23,361	501,794
		35,825,778
IT Services — 0.3%
NEXTDC Ltd.(c)	85,696	779,317
Office REITs — 5.2%
Abacus Group(a)	67,083	47,745
Allied Properties Real Estate Investment Trust	17,140	204,970
Brandywine Realty Trust	21,869	120,061
BXP, Inc.	21,024	1,537,695
Centuria Office REIT	66,495	48,125
Champion REIT	278,000	59,226
CLS Holdings PLC	19,220	17,165
COPT Defense Properties	14,922	439,304
Cousins Properties, Inc.	21,598	659,387
Cromwell Property Group	185,700	44,744
Daiwa Office Investment Corp.	74	140,385
Derwent London PLC	14,962	363,792
Dexus	145,096	647,171
Douglas Emmett, Inc.	20,793	381,759
Easterly Government Properties, Inc.	12,643	143,624
Gecina SA	6,957	679,181
Global One Real Estate Investment Corp.	129	87,524
Great Portland Estates PLC	45,798	163,824
Helical PLC	14,607	32,673
Highwoods Properties, Inc.	13,913	414,468
Ichigo Office REIT Investment Corp.	141	75,317
Inmobiliaria Colonial Socimi SA	43,954	248,021
Japan Excellent, Inc.	165	133,349
Japan Prime Realty Investment Corp.	125	275,281
Japan Real Estate Investment Corp.	899	633,366
JBG SMITH Properties	11,193	173,603
Keppel REIT	316,500	198,547
Kilroy Realty Corp.	15,711	613,043
Mori Hills REIT Investment Corp.	218	176,350
Nippon Building Fund, Inc.	1,021	813,008
NSI NV	2,522	57,225
One REIT, Inc.(a)	33	51,427
Orix JREIT, Inc.	347	385,025
Paramount Group, Inc.	25,761	125,971
Piedmont Office Realty Trust, Inc., Class A	17,306	151,254
Precinct Properties Group(a)(b)	189,153	131,254
Prosperity REIT(a)	236,000	37,303
Regional REIT Ltd.(d)	26,222	38,170
Security	Shares	Value
Office REITs (continued)
Sankei Real Estate, Inc.	51	$ 27,169
SL Green Realty Corp.	9,412	634,275
Vornado Realty Trust(a)	23,385	1,011,635
Workspace Group PLC	18,072	104,905
		12,328,321
Real Estate Management & Development — 11.9%
Abrdn European Logistics Income PLC(d)	52,556	39,792
Aeon Mall Co. Ltd.	12,400	156,510
Allreal Holding AG, Registered Shares	2,070	387,550
Amot Investments Ltd.	29,589	173,002
Aroundtown SA(c)	93,473	277,365
Atrium Ljungberg AB, Class B	6,275	110,977
Azrieli Group Ltd.	4,871	403,590
CA Immobilien Anlagen AG(a)	4,879	120,767
CapitaLand Investment Ltd./Singapore(a)	303,500	546,383
Castellum AB(c)	56,946	617,626
Catena AB	5,277	229,873
Cibus Nordic Real Estate AB publ	8,114	131,572
City Developments Ltd.	60,400	223,917
Citycon OYJ	12,713	45,014
Corem Property Group AB, Class B	96,279	51,053
Deutsche EuroShop AG	2,826	55,702
Deutsche Wohnen SE	6,951	173,924
Dios Fastigheter AB	14,982	103,638
Entra ASA(c)(d)	10,244	106,072
Fabege AB	29,280	219,004
Fastighets AB Balder, Class B(c)	89,482	636,726
FastPartner AB, Class A	6,762	38,177
Grainger PLC	96,308	253,230
Grand City Properties SA(c)	8,839	102,064
Heiwa Real Estate Co. Ltd.	3,600	104,815
Hongkong Land Holdings Ltd.	139,200	605,717
Hufvudstaden AB, Class A	14,171	157,763
Hulic Co. Ltd.	80,300	707,727
Hysan Development Co. Ltd.	80,000	115,675
Intershop Holding AG	794	118,915
Kennedy-Wilson Holdings, Inc.	14,782	133,777
Kojamo OYJ(c)	20,671	214,756
LEG Immobilien SE	9,847	811,472
Lifestyle Communities Ltd.(a)	14,968	90,412
Logistea AB(c)	27,579	39,449
Melisron Ltd.	3,335	315,504
Mitsubishi Estate Co. Ltd.	156,900	2,279,913
Mitsui Fudosan Co. Ltd.	368,400	3,325,101
Mobimo Holding AG, Registered Shares	994	330,151
Neobo Fastigheter AB(c)	22,607	37,220
New World Development Co. Ltd.(a)	185,507	99,541
Nomura Real Estate Holdings, Inc.	14,200	377,417
NP3 Fastigheter AB	4,442	105,563
Nyfosa AB	20,753	212,928
Pandox AB	13,837	252,709
Peach Property Group AG(c)	4,841	43,884
Platzer Fastigheter Holding AB, Class B	9,616	74,151
PSP Swiss Property AG, Registered Shares	5,956	879,832
Sagax AB, Class B	28,713	631,924
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	153,163	77,594
Sino Land Co. Ltd.	465,405	446,337
Sirius Real Estate Ltd.	196,918	195,693
StorageVault Canada, Inc.	32,977	82,820
Sumitomo Realty & Development Co. Ltd.	56,400	1,948,812
Sun Hung Kai Properties Ltd.	189,500	1,694,005
Swire Properties Ltd.	143,800	283,972
Schedule of Investments

Schedule of Investments (continued)
January 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares	10,234	$ 1,168,330
TAG Immobilien AG(c)	19,809	294,391
Tokyo Tatemono Co. Ltd.	25,700	396,323
UOL Group Ltd.(a)	65,700	245,025
VGP NV	1,758	150,051
Vonovia SE	94,194	2,881,696
Wallenstam AB, Class B	52,484	226,562
Wharf Real Estate Investment Co. Ltd.	207,000	515,105
Wihlborgs Fastigheter AB	35,908	355,785
		28,232,345
Residential REITs — 12.2%
Advance Residence Investment Corp.	352	323,974
American Homes 4 Rent, Class A	45,273	1,567,804
Apartment Investment and Management Co., Class A	18,413	166,454
AvalonBay Communities, Inc.	18,978	4,203,817
Boardwalk Real Estate Investment Trust	5,533	238,513
Camden Property Trust	13,877	1,577,954
Canadian Apartment Properties REIT	22,416	624,813
Care Property Invest NV	5,718	66,291
Centerspace	2,175	132,131
Comforia Residential REIT, Inc.	94	164,414
Daiwa Securities Living Investments Corp.	254	146,411
Elme Communities	11,337	173,003
Empiric Student Property PLC	73,584	76,548
Equity LifeStyle Properties, Inc.	25,252	1,652,743
Equity Residential	50,534	3,569,216
Essex Property Trust, Inc.	8,540	2,430,228
Home Invest Belgium SA	1,998	38,050
Home REIT PLC(c)(e)	1,048,527	272,078
Independence Realty Trust, Inc.	29,813	572,708
Ingenia Communities Group	50,219	176,978
InterRent Real Estate Investment Trust	17,869	120,123
Invitation Homes, Inc.	81,870	2,550,250
Irish Residential Properties REIT PLC	65,449	63,484
Killam Apartment Real Estate Investment Trust	15,260	173,563
Mid-America Apartment Communities, Inc.	15,538	2,370,788
NexPoint Residential Trust, Inc.	2,969	117,216
Nippon Accommodations Fund, Inc.	61	229,406
PRS REIT PLC	65,874	90,335
Residential Secure Income PLC(d)	38,964	26,920
Samty Residential Investment Corp.	44	26,451
Social Housing REIT PLC(d)	45,963	33,295
Starts Proceed Investment Corp.	36	40,715
Sun Communities, Inc.	16,446	2,080,419
UDR, Inc.	43,914	1,832,970
UMH Properties, Inc.	9,479	170,527
UNITE Group PLC	53,634	568,080
Veris Residential, Inc.	10,819	172,455
Xior Student Housing NV	4,897	156,375
		28,997,500
Retail REITs — 16.3%
Acadia Realty Trust	15,523	357,650
AEON REIT Investment Corp.	238	192,212
Agree Realty Corp.	14,248	1,033,977
Ascencio	744	37,029
Brixmor Property Group, Inc.	40,371	1,052,068
BWP Trust	73,862	155,012
CapitaLand Integrated Commercial Trust	727,819	1,038,939
Carmila SA	7,340	127,162
Charter Hall Retail REIT	66,961	134,473
Choice Properties Real Estate Investment Trust	37,619	334,426
Security	Shares	Value
Retail REITs (continued)
Crombie Real Estate Investment Trust	14,233	$ 131,621
Curbline Properties Corp.	12,681	310,304
Eurocommercial Properties NV	5,662	138,191
Federal Realty Investment Trust	11,347	1,232,625
First Capital Real Estate Investment Trust	28,548	326,465
Fortune Real Estate Investment Trust	187,000	96,033
Frasers Centrepoint Trust	142,805	224,136
Frontier Real Estate Investment Corp.	372	194,150
Fukuoka REIT Corp.	108	102,324
Getty Realty Corp.	6,648	206,155
Hamborner REIT AG	10,280	68,535
Hammerson PLC	67,575	238,958
HomeCo Daily Needs REIT	231,703	169,456
Immobiliare Grande Distribuzione SIIQ SpA(c)	9,937	29,997
InvenTrust Properties Corp.	10,271	305,460
Japan Metropolitan Fund Invest	922	561,281
Kimco Realty Corp.	88,385	1,984,243
Kite Realty Group Trust	28,947	670,123
Kiwi Property Group Ltd.	208,867	107,001
Klepierre SA	27,562	820,557
Lendlease Global Commercial REIT	251,056	102,184
Link REIT	342,721	1,416,043
Macerich Co.	31,576	656,149
Mercialys SA	13,084	143,628
NETSTREIT Corp.	10,364	150,071
NewRiver REIT PLC	49,468	46,860
NNN REIT, Inc.	24,882	980,102
PARAGON REIT	156,215	101,715
Phillips Edison & Co., Inc.	16,380	595,085
Primaris Real Estate Investment Trust	12,692	130,383
Realty Income Corp.	116,617	6,371,953
Regency Centers Corp.	24,123	1,732,996
Region RE Ltd.	155,220	208,455
Retail Estates NV	1,607	95,858
Retail Opportunity Investments Corp.	16,551	289,146
RioCan Real Estate Investment Trust	40,364	513,246
Scentre Group	697,399	1,578,263
Shaftesbury Capital PLC	203,210	311,483
Simon Property Group, Inc.	43,287	7,525,878
SITE Centers Corp.	6,648	99,587
SmartCentres Real Estate Investment Trust	17,093	288,853
Starhill Global REIT	190,900	71,640
Supermarket Income REIT PLC	163,418	136,770
Tanger, Inc.	14,135	463,911
Unibail-Rodamco-Westfield	13,915	1,165,055
Urban Edge Properties	16,312	331,786
Vastned NV	1,335	39,609
Vicinity Ltd.	501,934	680,257
Waypoint REIT Ltd.	91,157	136,626
Wereldhave NV	4,603	69,819
		38,813,974
Specialized REITs — 18.3%
Abacus Storage King	74,620	53,717
Arena REIT	52,209	124,979
Big Yellow Group PLC	25,556	302,610
Charter Hall Social Infrastructure REIT	47,268	75,408
CubeSmart	30,063	1,253,627
Digital Core REIT Management Pte Ltd.	128,500	71,098
Digital Realty Trust, Inc.	44,337	7,265,061
EPR Properties	9,873	455,145
Equinix, Inc.	12,900	11,786,214
Extra Space Storage, Inc.	27,981	4,309,074

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Four Corners Property Trust, Inc.	12,667	$ 347,456
Gaming & Leisure Properties, Inc.	34,842	1,686,004
Iron Mountain, Inc.	38,952	3,956,355
Keppel DC REIT	215,033	346,822
National Storage Affiliates Trust	9,431	350,362
National Storage REIT	183,826	254,074
Public Storage	21,160	6,315,837
Safehold, Inc.	6,673	108,169
Safestore Holdings PLC	28,046	212,971
Shurgard Self Storage Ltd.(a)	4,030	149,164
VICI Properties, Inc.	139,479	4,152,290
		43,576,437
Total Long-Term Investments — 98.7% (Cost: $161,892,885)		234,864,415
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	3,482,527	3,484,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	1,573,067	1,573,067
Total Short-Term Securities — 2.1% (Cost: $5,057,542)		5,057,335
Total Investments — 100.8% (Cost: $166,950,427)		239,921,750
Liabilities in Excess of Other Assets — (0.8)%		(1,931,320)
Net Assets — 100.0%		$ 237,990,430

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,290,243	$ —	$ (8,802,083)(a)	$ (1,775)	$ (2,117)	$ 3,484,268	3,482,527	$ 225,509 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,540,053	—	(16,966,986)(a)	—	—	1,573,067	1,573,067	689,633	—
				$ (1,775)	$ (2,117)	$ 5,057,335		$ 915,142	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
January 31, 2025
iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	2	03/20/25	$ 264	$ 7,224
Dow Jones U.S. Real Estate Index	59	03/21/25	2,151	42,048
				$ 49,272
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 49,272	$ —	$ —	$ —	$ 49,272

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,706,435	$ —	$ —	$ —	$ 2,706,435
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 838,020	$ —	$ —	$ —	$ 838,020
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$22,092,677
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 3,945,303	$ 10,839,020	$ —	$ 14,784,323
Health Care Providers & Services	392,948	—	—	392,948
Health Care REITs	24,255,845	1,132,340	—	25,388,185
Hotel & Resort REITs	4,520,349	1,175,266	—	5,695,615

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2025
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ —	$ 49,672	$ —	$ 49,672
Industrial REITs	23,316,375	12,509,403	—	35,825,778
IT Services	—	779,317	—	779,317
Office REITs	8,212,996	4,115,325	—	12,328,321
Real Estate Management & Development	1,794,804	26,437,541	—	28,232,345
Residential REITs	26,874,473	1,850,949	272,078	28,997,500
Retail REITs	28,831,120	9,982,854	—	38,813,974
Specialized REITs	42,288,204	1,288,233	—	43,576,437
Short-Term Securities
Money Market Funds	5,057,335	—	—	5,057,335
	$169,489,752	$70,159,920	$272,078	$239,921,750
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 49,272	$ —	$ —	$ 49,272

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
January 31, 2025

iShares Developed Real Estate Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 234,864,415
Investments, at value — affiliated(c)	5,057,335
Cash	11,063
Cash pledged for futures contracts	176,000
Foreign currency, at value(d)	261,810
Receivables:
Securities lending income — affiliated	1,862
Capital shares sold	473,108
Dividends — unaffiliated	1,325,097
Dividends — affiliated	4,800
From the Manager	3,858
Variation margin on futures contracts	2,066
Foreign withholding tax reclaims	56,852
Prepaid expenses	36,168
Total assets	242,274,434
LIABILITIES
Collateral on securities loaned	3,525,098
Payables:
Accounting services fees	4,513
Capital shares redeemed	573,175
Custodian fees	61,481
Trustees’ and Officer’s fees	10,226
Other accrued expenses	27,747
Professional fees	53,406
Transfer agent fees	28,147
Variation margin on futures contracts	211
Total liabilities	4,284,004
Commitments and contingent liabilities
NET ASSETS	$ 237,990,430
NET ASSETS CONSIST OF
Paid-in capital	$ 167,361,561
Accumulated earnings	70,628,869
NET ASSETS	$ 237,990,430
(a) Investments, at cost—unaffiliated	$161,892,885
(b) Securities loaned, at value	$3,001,674
(c) Investments, at cost—affiliated	$5,057,542
(d) Foreign currency, at cost	$261,955

2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
January 31, 2025

iShares Developed Real Estate Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 27,352,024
Shares outstanding	3,398,013
Net asset value	$ 8.05
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 2,494,793
Shares outstanding	310,730
Net asset value	$ 8.03
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 208,143,613
Shares outstanding	25,921,426
Net asset value	$ 8.03
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations
Year Ended January 31, 2025

iShares Developed Real Estate Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$83,399,325
Dividends — affiliated	689,633
Interest — unaffiliated	94,017
Securities lending income — affiliated — net	225,509
Foreign taxes withheld	(2,986,544)
Foreign withholding tax claims	56,852
Total investment income	81,478,792
EXPENSES
Investment advisory	2,758,770
Custodian	123,469
Transfer agent — class specific	96,098
Professional	95,361
Registration	61,941
Printing and postage	39,814
Trustees and Officer	32,325
Accounting services	9,025
Service — class specific	6,627
Miscellaneous	39,100
Total expenses excluding interest expense	3,262,530
Interest expense — unaffiliated	18,621
Total expenses	3,281,151
Less:
Fees waived and/or reimbursed by the Manager	(37,124)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(13,808)
Total expenses after fees waived and/or reimbursed	3,230,219
Net investment income	78,248,573
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	195,357,971
Investments — affiliated	(1,775)
Foreign currency transactions	(250,032)
Futures contracts	2,706,435
197,812,599
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	43,749,879
Investments — affiliated	(2,117)
Foreign currency translations	110,978
Futures contracts	838,020
44,696,760
Net realized and unrealized gain	242,509,359
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,757,932
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Developed Real Estate Index Fund
	Year Ended 01/31/25	Year Ended 01/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$78,248,573	$86,644,185
Net realized gain (loss)	197,812,599	(3,653,911)
Net change in unrealized appreciation (depreciation)	44,696,760	(136,986,476)
Net increase (decrease) in net assets resulting from operations	320,757,932	(53,996,202)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	(1,961,765)	(1,029,564)
Investor A	(189,274)	(71,707)
Class K	(192,114,368)	(77,724,286)
Return of capital
Institutional	(3,475,744)	—
Investor A	(337,421)	—
Class K	(340,521,828)	—
Decrease in net assets resulting from distributions to shareholders	(538,600,400)	(78,825,557)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,138,646,616)	385,044,871
NET ASSETS
Total increase (decrease) in net assets	(2,356,489,084)	252,223,112
Beginning of year	2,594,479,514	2,342,256,402
End of year	$237,990,430	$2,594,479,514

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund
	Institutional
	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of year	$9.13	$9.74	$11.31	$9.78	$11.08
Net investment income(a)	0.29	0.33	0.28	0.26	0.24
Net realized and unrealized gain (loss)	0.51	(0.65)	(1.74)	1.77	(1.35)
Net increase (decrease) from investment operations	0.80	(0.32)	(1.46)	2.03	(1.11)
Distributions(b)
From net investment income	(0.29)	(0.29)	(0.11)	(0.43)	(0.16)
From net realized gain	(0.39)	—	—	(0.07)	(0.03)
Return of capital	(1.20)	—	—	—	—
Total distributions	(1.88)	(0.29)	(0.11)	(0.50)	(0.19)
Net asset value, end of year	$8.05	$9.13	$9.74	$11.31	$9.78
Total Return(c)
Based on net asset value	7.95%	(3.27)%	(12.88)%	20.91%	(9.77)%
Ratios to Average Net Assets(d)
Total expenses	0.22%	0.20%	0.19%	0.19%	0.20%
Total expenses after fees waived and/or reimbursed	0.20%	0.20%	0.19%	0.19%	0.20%
Net investment income	3.24%	3.67%	2.81%	2.34%	2.64%
Supplemental Data
Net assets, end of year (000)	$27,352	$31,636	$34,706	$40,662	$46,994
Portfolio turnover rate	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Investor A
	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of year	$9.12	$9.72	$11.29	$9.76	$11.07
Net investment income(a)	0.27	0.30	0.25	0.23	0.23
Net realized and unrealized gain (loss)	0.50	(0.65)	(1.73)	1.76	(1.37)
Net increase (decrease) from investment operations	0.77	(0.35)	(1.48)	1.99	(1.14)
Distributions(b)
From net investment income	(0.28)	(0.25)	(0.09)	(0.39)	(0.14)
From net realized gain	(0.39)	—	—	(0.07)	(0.03)
Return of capital	(1.19)	—	—	—	—
Total distributions	(1.86)	(0.25)	(0.09)	(0.46)	(0.17)
Net asset value, end of year	$8.03	$9.12	$9.72	$11.29	$9.76
Total Return(c)
Based on net asset value	7.61%	(3.52)%	(13.12)%	20.55%	(10.07)%
Ratios to Average Net Assets(d)
Total expenses	0.57%	0.60%	0.60%	0.59%	0.65%
Total expenses after fees waived and/or reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.96%	3.35%	2.57%	2.07%	2.51%
Supplemental Data
Net assets, end of year (000)	$2,495	$2,617	$2,719	$3,081	$1,460
Portfolio turnover rate	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Class K
	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of year	$9.11	$9.72	$11.28	$9.76	$11.06
Net investment income(a)	0.31	0.32	0.28	0.27	0.25
Net realized and unrealized gain (loss)	0.49	(0.64)	(1.73)	1.76	(1.36)
Net increase (decrease) from investment operations	0.80	(0.32)	(1.45)	2.03	(1.11)
Distributions(b)
From net investment income	(0.29)	(0.29)	(0.11)	(0.44)	(0.16)
From net realized gain	(0.39)	—	—	(0.07)	(0.03)
Return of capital	(1.20)	—	—	—	—
Total distributions	(1.88)	(0.29)	(0.11)	(0.51)	(0.19)
Net asset value, end of year	$8.03	$9.11	$9.72	$11.28	$9.76
Total Return(c)
Based on net asset value	8.01%	(3.21)%	(12.79)%	20.94%	(9.74)%
Ratios to Average Net Assets(d)
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	3.41%	3.65%	2.90%	2.42%	2.80%
Supplemental Data
Net assets, end of year (000)	$208,144	$2,560,227	$2,304,832	$2,322,625	$1,963,222
Portfolio turnover rate	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Developed Real Estate Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
BNP Paribas SA	$ 486,000	$ (486,000)	$ —	$ —
BofA Securities, Inc.	1,056,978	(1,052,672)	—	4,306
Goldman Sachs & Co. LLC	218,233	(218,233)	—	—
J.P. Morgan Securities LLC	117,968	(117,968)	—	—
Jefferies LLC	94,355	(94,355)	—	—
Morgan Stanley	806,204	(806,204)	—	—
National Financial Services LLC	13,226	(13,226)	—	—
State Street Bank & Trust Co.	208,710	(208,710)	—	—
	$ 3,001,674	$ (2,997,368)	$ —	$ 4,306

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Fund for which BFA acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended January 31, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Investor A
Service fees — class specific	$ 6,627
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended January 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended January 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 147	$ 856	$ 10,658	$ 11,661
For the year ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 16,290	$ 4,294	$ 75,514	$ 96,098
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended January 31, 2025, the amount waived was $9,337.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.29%
Investor A	0.49
Class K	0.24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended January 31, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
iShares Developed Real Estate Index Fund	$ 27,787
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the year ended January 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 21	$ 1,822	$ 11,965	$ 13,808
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash
Notes to Financial Statements

Notes to Financial Statements  (continued)

Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended January 31, 2025, the Fund paid BTC $55,094 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended January 31, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended January 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
iShares Developed Real Estate Index Fund	$ 58,845,596	$ 500,863,927	$ 72,420,392
7.
 PURCHASES AND SALES
For the year ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were $438,186,067 and $2,987,459,882, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 01/31/25	Year Ended 01/31/24
iShares Developed Real Estate Index Fund
Ordinary income	$ 115,830,544	$ 78,825,557
Long-term capital gains	78,434,863	—
Return of capital	344,334,993	—
	$ 538,600,400	$ 78,825,557
As of January 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Net Unrealized Gains (Losses)(a)
iShares Developed Real Estate Index Fund	$ 70,628,869

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

During the year ended January 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
iShares Developed Real Estate Index Fund	$ 13,084,596
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund	$ 169,155,388	$ 75,796,277	$ (5,022,691)	$ 70,773,586
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended January 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 01/31/25		Year Ended 01/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Developed Real Estate Index Fund
Institutional
Shares sold	1,771,673	$ 15,463,396	2,042,626	$ 17,922,584
Shares issued in reinvestment of distributions	634,083	5,398,394	112,736	1,022,315
Shares redeemed	(2,472,495)	(21,760,924)	(2,255,277)	(20,307,597)
	(66,739)	$ (899,134)	(99,915)	$ (1,362,698)
Investor A
Shares sold	68,460	$ 622,794	61,049	$ 546,832
Shares issued in reinvestment of distributions	62,065	526,693	7,882	71,308
Shares redeemed	(106,840)	(949,601)	(61,702)	(556,044)
	23,685	$ 199,886	7,229	$ 62,096
Class K
Shares sold	41,281,285	$ 374,030,750	52,101,578	$ 461,063,470
Shares issued in reinvestment of distributions	62,482,709	530,902,707	8,418,806	75,996,401
Shares redeemed	(358,845,363)	(3,042,880,825)	(16,727,166)	(150,714,398)
	(255,081,369)	$ (2,137,947,368)	43,793,218	$ 386,345,473
	(255,124,423)	$ (2,138,646,616)	43,700,532	$ 385,044,871
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Fund has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2025, is $56,286 or $0.00 per share.
13.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending program has been discontinued.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares Developed Real Estate Index Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares Developed Real Estate Index Fund of BlackRock FundsSM (the “Fund’’), including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended January 31, 2025:
Fund Name	Qualified Dividend Income
iShares Developed Real Estate Index Fund	$ 21,832,548
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended January 31, 2025:
Fund Name	Qualified Business Income
iShares Developed Real Estate Index Fund	$ 47,089,069
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended January 31, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends	25% Rate Long-Term Capital Gain Dividends
iShares Developed Real Estate Index Fund	$ 75,876,369	$ 2,558,494
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended January 31, 2025:
Fund Name	Federal Obligation Interest
iShares Developed Real Estate Index Fund	$ 320,157
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended January 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares Developed Real Estate Index Fund	0.09%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended January 31, 2025:
Fund Name	Interest Dividends
iShares Developed Real Estate Index Fund	$ 655,729
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended January 31, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares Developed Real Estate Index Fund	$ 651,607	$ 31,949,662
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

2025 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

January 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares FTSE NAREIT All Equity REIT Index Fund
Derivative Financial Instruments
3

Schedule of Investments
January 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	97,830	$ 1,746,266
Alpine Income Property Trust, Inc.	18,415	310,477
American Assets Trust, Inc.	64,409	1,563,851
Armada Hoffler Properties, Inc.	107,065	1,047,096
Broadstone Net Lease, Inc.	253,537	3,990,672
CTO Realty Growth, Inc.	40,120	787,556
Empire State Realty Trust, Inc., Class A	183,461	1,753,887
Essential Properties Realty Trust, Inc.	235,810	7,569,501
Gladstone Commercial Corp.	58,097	941,752
Global Net Lease, Inc.	269,869	1,940,358
NexPoint Diversified Real Estate Trust	43,440	240,223
One Liberty Properties, Inc.	20,569	528,006
WP Carey, Inc.	295,423	16,517,100
		38,936,745
Health Care REITs — 13.3%
Alexandria Real Estate Equities, Inc.	235,873	22,962,237
American Healthcare REIT, Inc.	206,273	5,835,463
CareTrust REIT, Inc.	249,573	6,613,684
Community Healthcare Trust, Inc.	36,584	725,461
Diversified Healthcare Trust	306,883	761,070
Global Medical REIT, Inc.	85,055	666,831
Healthcare Realty Trust, Inc.	481,554	8,066,029
Healthpeak Properties, Inc.	951,450	19,656,957
LTC Properties, Inc.	60,099	2,067,406
Medical Properties Trust, Inc.(a)	803,785	3,769,752
National Health Investors, Inc.	56,255	3,831,528
Omega Healthcare Investors, Inc.	366,674	13,588,938
Sabra Health Care REIT, Inc.	321,074	5,365,147
Sila Realty Trust, Inc.	77,155	1,918,073
Universal Health Realty Income Trust	18,128	707,717
Ventas, Inc.	569,968	34,437,467
Welltower, Inc.	839,509	114,576,188
		245,549,948
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	306,406	4,730,909
Braemar Hotels & Resorts, Inc.	88,259	225,060
Chatham Lodging Trust	65,712	574,323
DiamondRock Hospitality Co.	278,069	2,441,446
Host Hotels & Resorts, Inc.	950,208	15,877,976
Park Hotels & Resorts, Inc.	275,690	3,719,058
Pebblebrook Hotel Trust	160,501	2,107,378
RLJ Lodging Trust	204,843	1,997,219
Ryman Hospitality Properties, Inc.	79,362	8,320,312
Service Properties Trust	235,706	671,762
Summit Hotel Properties, Inc.	141,057	946,492
Sunstone Hotel Investors, Inc.	274,247	3,107,219
Xenia Hotels & Resorts, Inc.	137,035	2,050,044
		46,769,198
Industrial REITs — 11.9%
Americold Realty Trust, Inc.	387,347	8,463,532
EastGroup Properties, Inc.	66,857	11,340,284
First Industrial Realty Trust, Inc.	179,893	9,604,487
Industrial Logistics Properties Trust	91,061	361,512
Innovative Industrial Properties, Inc.	37,878	2,715,095
Lineage, Inc.	84,396	5,063,760
LXP Industrial Trust	390,660	3,250,291
Plymouth Industrial REIT, Inc.	55,807	937,558
Prologis, Inc.	1,258,847	150,117,505
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	299,537	$ 12,179,175
STAG Industrial, Inc.	246,617	8,429,369
Terreno Realty Corp.	129,288	8,458,021
		220,920,589
Office REITs — 3.6%
Brandywine Realty Trust	227,786	1,250,545
BXP, Inc.	213,399	15,608,003
City Office REIT, Inc.	44,038	233,842
COPT Defense Properties	151,317	4,454,773
Cousins Properties, Inc.	219,754	6,709,090
Douglas Emmett, Inc.	172,730	3,171,323
Easterly Government Properties, Inc.	130,468	1,482,116
Highwoods Properties, Inc.	141,218	4,206,884
Hudson Pacific Properties, Inc.	184,410	577,203
JBG SMITH Properties	111,355	1,727,116
Kilroy Realty Corp.	159,690	6,231,104
NET Lease Office Properties	20,049	639,964
Orion Office REIT, Inc.	78,530	318,047
Paramount Group, Inc.	253,836	1,241,258
Peakstone Realty Trust	52,167	560,795
Piedmont Office Realty Trust, Inc., Class A	165,937	1,450,289
Postal Realty Trust, Inc., Class A	32,494	427,621
SL Green Realty Corp.	95,582	6,441,271
Vornado Realty Trust	238,604	10,322,009
		67,053,253
Residential REITs — 14.0%
American Homes 4 Rent, Class A	460,254	15,938,596
Apartment Investment and Management Co., Class A	190,107	1,718,567
AvalonBay Communities, Inc.	193,175	42,790,194
BRT Apartments Corp.	16,050	275,097
Camden Property Trust	140,591	15,986,603
Centerspace	22,246	1,351,445
Elme Communities	118,285	1,805,029
Equity LifeStyle Properties, Inc.	257,275	16,838,649
Equity Residential	514,368	36,329,812
Essex Property Trust, Inc.	86,928	24,737,101
Independence Realty Trust, Inc.	306,634	5,890,439
Invitation Homes, Inc.	833,326	25,958,105
Mid-America Apartment Communities, Inc.	158,122	24,126,255
NexPoint Residential Trust, Inc.	29,632	1,169,871
Sun Communities, Inc.	167,943	21,244,789
UDR, Inc.	447,162	18,664,542
UMH Properties, Inc.	97,171	1,748,106
Veris Residential, Inc.	105,516	1,681,925
		258,255,125
Retail REITs — 14.7%
Acadia Realty Trust	157,486	3,628,477
Agree Realty Corp.	145,488	10,558,064
Alexander’s, Inc.	2,882	547,436
Brixmor Property Group, Inc.	407,743	10,625,783
CBL & Associates Properties, Inc.	29,533	904,005
Curbline Properties Corp.	127,667	3,124,011
Federal Realty Investment Trust	114,820	12,472,897
FrontView REIT, Inc.	18,439	317,888
Getty Realty Corp.	67,788	2,102,106
InvenTrust Properties Corp.	104,181	3,098,343
Kimco Realty Corp.	897,055	20,138,885
Kite Realty Group Trust	294,218	6,811,147
Macerich Co.	321,012	6,670,629
NETSTREIT Corp.	104,516	1,513,392
4
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	253,968	$ 10,003,800
Phillips Edison & Co., Inc.	166,557	6,051,016
Realty Income Corp.	1,187,010	64,858,226
Regency Centers Corp.	246,025	17,674,436
Retail Opportunity Investments Corp.	166,593	2,910,380
Saul Centers, Inc.	14,633	534,397
Simon Property Group, Inc.	440,608	76,604,107
SITE Centers Corp.	62,904	942,302
Tanger, Inc.	143,099	4,696,509
Urban Edge Properties	169,275	3,443,053
Whitestone REIT	68,190	913,746
		271,145,035
Specialized REITs — 37.2%
American Tower Corp.	634,313	117,316,189
Crown Castle, Inc.	592,069	52,859,920
CubeSmart	304,279	12,688,434
Digital Realty Trust, Inc.	451,290	73,948,380
EPR Properties	102,349	4,718,289
Equinix, Inc.	131,302	119,965,385
Extra Space Storage, Inc.	284,814	43,861,356
Farmland Partners, Inc.	60,705	708,427
Four Corners Property Trust, Inc.	129,675	3,556,985
Gaming & Leisure Properties, Inc.	355,009	17,178,886
Gladstone Land Corp.	47,780	518,891
Iron Mountain, Inc.	396,481	40,270,575
Lamar Advertising Co., Class A	118,368	14,964,083
National Storage Affiliates Trust	94,653	3,516,359
Outfront Media, Inc.	196,306	3,612,030
PotlatchDeltic Corp.	106,766	4,775,643
Public Storage	215,380	64,286,623
Security	Shares	Value
Specialized REITs (continued)
Rayonier, Inc.	210,624	$ 5,505,711
Safehold, Inc.	69,853	1,132,317
SBA Communications Corp.	146,129	28,869,245
Uniti Group, Inc.	327,962	1,787,393
VICI Properties, Inc.	1,419,711	42,264,797
Weyerhaeuser Co.	992,665	30,395,402
		688,701,320
Total Long-Term Investments — 99.3% (Cost: $1,925,108,201)		1,837,331,213
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(b)(c)(d)	3,848,496	3,850,420
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	11,685,975	11,685,975
Total Short-Term Securities — 0.8% (Cost: $15,536,395)		15,536,395
Total Investments — 100.1% (Cost: $1,940,644,596)		1,852,867,608
Liabilities in Excess of Other Assets — (0.1)%		(1,478,660)
Net Assets — 100.0%		$ 1,851,388,948

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/08/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 3,850,420 (b)	$ —	$ —	$ —	$ 3,850,420	3,848,496	$ 4,296 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,685,975 (b)	—	—	—	11,685,975	11,685,975	143,358	—
				$ —	$ —	$ 15,536,395		$ 147,654	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (continued)
January 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	347	03/21/25	$ 12,648	$ 57,812
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Bank of America N.A.(b)	02/15/28	$267,821	$17,421 (c)	$285,884	0.0%
	Monthly	HSBC Bank PLC(d)	02/09/28	485,960	52,170 (e)	527,942	0.0
					$69,591	$813,826

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(642) of net dividends and financing fees.
(e)	Amount includes $10,188 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	20-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Office REITs
Douglas Emmett, Inc.	15,571	$285,884	100.0%
Net Value of Reference Entity — Bank of America N.A.		$285,884
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Office REITs
Douglas Emmett, Inc.	28,755	$527,942	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$527,942
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 69,591	$ —
6
2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
January 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 57,812	$ —	$ —	$ —	$ 57,812
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	69,591	—	—	—	69,591
	$ —	$ —	$ 127,403	$ —	$ —	$ —	$ 127,403

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (1,043,457)	$ —	$ —	$ —	$ (1,043,457)
Swaps	—	—	(229,140)	—	—	—	(229,140)
	$ —	$ —	$ (1,272,597)	$ —	$ —	$ —	$ (1,272,597)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 57,812	$ —	$ —	$ —	$ 57,812
Swaps	—	—	69,591	—	—	—	69,591
	$ —	$ —	$ 127,403	$ —	$ —	$ —	$ 127,403
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,892,360
Total return swaps:
Average notional value	376,890
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 13,146
Swaps — OTC(a)	69,591	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	69,591	13,146
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(13,146)
Total derivative assets and liabilities subject to an MNA	$ 69,591	$ —

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
Schedule of Investments
7

Schedule of Investments (continued)
January 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America N.A.	$ 17,421	$ —	$ —	$ —	$ 17,421
HSBC Bank PLC	52,170	—	—	—	52,170
	$ 69,591	$ —	$ —	$ —	$ 69,591

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,837,331,213	$ —	$ —	$ 1,837,331,213
Short-Term Securities
Money Market Funds	15,536,395	—	—	15,536,395
	$1,852,867,608	$—	$—	$1,852,867,608
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 57,812	$ 69,591	$ —	$ 127,403

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
8
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2025

iShares FTSE NAREIT All Equity REIT Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,837,331,213
Investments, at value — affiliated(c)	15,536,395
Cash	353,892
Cash pledged for futures contracts	815,000
Receivables:
Securities lending income — affiliated	4,296
Swaps	51,195
Capital shares sold	160
Dividends — unaffiliated	1,341,988
Dividends — affiliated	54,174
Unrealized appreciation on OTC swaps	69,591
Prepaid expenses	12,221
Total assets	1,855,570,125
LIABILITIES
Collateral on securities loaned	3,850,420
Payables:
Swaps	280,337
Trustees’ and Officer’s fees	12,548
Professional fees	24,726
Variation margin on futures contracts	13,146
Total liabilities	4,181,177
Commitments and contingent liabilities
NET ASSETS	$ 1,851,388,948
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 1,938,009,873
Accumulated loss	(86,620,925)
NET ASSETS	$ 1,851,388,948
Net asset value	$ 9.50
(a) Investments, at cost—unaffiliated	$1,925,108,201
(b) Securities loaned, at value	$3,611,694
(c) Investments, at cost—affiliated	$15,536,395
(d) Shares outstanding	194,916,721
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities
9

Statement of Operations
Period Ended January 31, 2025

iShares FTSE NAREIT All Equity REIT Index Fund(a)
INVESTMENT INCOME
Dividends — unaffiliated	$12,472,230
Dividends — affiliated	143,358
Interest — unaffiliated	4,680
Securities lending income — affiliated — net	4,296
Total investment income	12,624,564
EXPENSES
Administration	232,020
Investment advisory	232,020
Professional	25,084
Trustees and Officer	17,311
Total expenses	506,435
Less:
Administration fees waived	(232,020)
Fees waived and/or reimbursed by the Manager	(274,415)
Total expenses after fees waived and/or reimbursed	—
Net investment income	12,624,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,676,793
Futures contracts	(1,043,457)
Swaps	(229,140)
404,196
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(87,776,988)
Futures contracts	57,812
Swaps	69,591
(87,649,585)
Net realized and unrealized loss	(87,245,389)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,620,825)
(a) For the period from October 08, 2024 (commencement of operations) to January 31, 2025.
See notes to financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

iShares FTSE NAREIT All Equity REIT Index Fund
Period from 10/08/24(a)
to 01/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,624,564
Net realized gain	404,196
Net change in unrealized appreciation (depreciation)	(87,649,585)
Net decrease in net assets resulting from operations	(74,620,825)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(12,000,100)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,938,009,873
NET ASSETS
Total increase in net assets	1,851,388,948
Beginning of period	—
End of period	$1,851,388,948

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout the period)

iShares FTSE NAREIT All Equity REIT Index Fund
Period from 10/08/24(a)
to 01/31/25
Net asset value, beginning of period	$10.00
Net investment income(b)	0.10
Net realized and unrealized loss	(0.53)
Net decrease from investment operations	(0.43)
Distributions from net investment income(c)	(0.07)
Net asset value, end of period	$9.50
Total Return(d)
Based on net asset value	(4.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.13%(g)(h)
Total expenses after fees waived and/or reimbursed	0.00%(g)
Net investment income	3.25%(g)
Supplemental Data
Net assets, end of period (000)	$1,851,389
Portfolio turnover rate	0%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.13%.
(i)	Amount is less than 0.5%.
See notes to financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as non-diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Notes to Financial Statements
13

Notes to Financial Statements  (continued)

•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
14
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Securities LLC	$ 3,611,694	$ (3,611,694)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Notes to Financial Statements
15

Notes to Financial Statements  (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the period ended January 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended January 31, 2025, the Manager waived $232,020 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the period ended January 31, 2025, the Administrator waived $232,020 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended January 31 2025, the amount waived was $42,395.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its
16
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the period ended January 31, 2025, the Fund paid BTC $1,067 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
For the period ended January 31, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the period ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were $1,931,543,329 and $984,270, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
Notes to Financial Statements
17

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Period Ended 01/31/25
iShares FTSE NAREIT All Equity REIT Index Fund
Ordinary income	$ 12,000,100
As of January 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares FTSE NAREIT All Equity REIT Index Fund	$ 464,914	$ 880,761	$ (87,966,600)	$ (86,620,925)

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, accounting for swap agreements and characterization of corporate actions.

As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares FTSE NAREIT All Equity REIT Index Fund	$ 1,940,805,411	$ 14,033,957	$ (101,971,759)	$ (87,937,802)
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the period ended January 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of
18
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Period from 10/08/24(a) to 01/31/25
Fund Name	Shares	Amounts
iShares FTSE NAREIT All Equity REIT Index Fund
Shares sold	194,273,406	$ 1,932,240,068
Shares issued in reinvestment of distributions	1,287,564	12,000,100
Shares redeemed	(644,249)	(6,230,295)
	194,916,721	$ 1,938,009,873

(a)	Commencement of operations.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s  financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective March 3, 2025, the Interfund Lending Program was discontinued.
Notes to Financial Statements
19

Report of Independent Registered Public Accounting Firm

To the Shareholders of iShares FTSE NAREIT All Equity REIT Index Fund and the Board of Trustees of BlackRock FundsSM:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of iShares FTSE NAREIT All Equity REIT Index Fund of BlackRock FundsSM (the “Fund’’), including the schedule of investments, as of January 31, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 8, 2024 (commencement of operations) through January 31, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations, the changes in its net assets, and the financial highlights for the period from October 8, 2024 (commencement of operations) through January 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
20
2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal period ended January 31, 2025:
Fund Name	Qualified Dividend Income
iShares FTSE NAREIT All Equity REIT Index Fund	$ 119,275
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal period ended January 31, 2025:
Fund Name	Qualified Business Income
iShares FTSE NAREIT All Equity REIT Index Fund	$ 12,130,936
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal period ended January 31, 2025:
Fund Name	Federal Obligation Interest
iShares FTSE NAREIT All Equity REIT Index Fund	$ 71,951
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended January 31, 2025:
Fund Name	Interest Dividends
iShares FTSE NAREIT All Equity REIT Index Fund	$ 143,371
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended January 31, 2025:
Fund Name	Interest- Related Dividends
iShares FTSE NAREIT All Equity REIT Index Fund	$ 143,371
Important Tax Information
21

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
22
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
23

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on September 16-18, 2024 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support
24
2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement
25

Disclosure of Investment Advisory Agreement (continued)

Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
26
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
27

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: March 24, 2025